Income taxes: (Details 3) - Barbados	Dec. 31, 2017 CAD ($)
Income Tax [Line Items]
Losses available for application in future years	$ 13,044,000
2018
Income Tax [Line Items]
Losses available for application in future years	8,366,000
2019
Income Tax [Line Items]
Losses available for application in future years	2,278,000
2020
Income Tax [Line Items]
Losses available for application in future years	1,169,000
2022
Income Tax [Line Items]
Losses available for application in future years	$ 1,231,000